BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Foreign exchange translation and other	$ (6)
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year		$ (93)	$ (86)
Additional financing fees		(14)	(15)
Amortization of financing fees		13	5
Foreign exchange translation and other		3	3
Unamortized financing fees, end of year		$ (91)	$ (93)